Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue		$ 82,981	$ 72,983	$ 259,360	$ 225,766
Operating expenses:
Cost of revenue	[1],[2]	24,760	23,658	78,953	74,282
Sales and marketing	[1]	8,864	10,585	34,731	39,733
Research and development	[1]	2,537	4,361	8,984	14,473
General and administrative	[1],[3]	10,747	4,644	31,725	14,526
Depreciation and amortization		834	55	2,480	158
Total operating expenses		47,742	43,303	156,873	143,172
Operating income		35,239	29,680	102,487	82,594
Other income (expense):
Interest expense	[4]	(457)	(443)	(1,292)	(1,341)
Interest income		4,045	3,132	11,305	10,511
Gain (loss) on foreign currency transactions		(341)	1,177	3,772	3,907
Gain (loss) on foreign currency remeasurement		(4,582)	1,096	(1,520)	1,484
Gain (loss) on short-term investments		(7)	(7)	(20)	(76)
Other, net		40	91	198	(4)
Total other income (expense), net		(1,302)	5,046	12,443	14,481
Income before income tax		33,937	34,726	114,930	97,075
Income tax (expense)		(8,794)	(7,796)	(26,161)	(22,116)
Net income		25,143	26,930	88,769	74,959
Less: Net income attributable to noncontrolling interests		101	0	242	0
Net income attributable to DoubleDown Interactive Co., Ltd.		25,042	26,930	88,527	74,959
Other comprehensive income (expense):
Pension adjustments, net of tax		102	(48)	208	(156)
Gain (loss) on foreign currency translation		4,165	(1,821)	(1,000)	(3,168)
Other comprehensive income (expense)		4,267	(1,870)	(792)	(3,325)
Comprehensive income		29,410	25,061	87,977	71,635
Less: Comprehensive income attributable to noncontrolling interests		101	0	179	0
Comprehensive income attributable to DoubleDown Interactive Co., Ltd.		$ 29,309	$ 25,061	$ 87,798	$ 71,635
Earnings per share:
Basic (in dollars per share)		$ 10.11	$ 10.87	$ 35.73	$ 30.25
Diluted (in dollars per share)		$ 10.11	$ 10.87	$ 35.73	$ 30.25
Weighted average shares outstanding:
Basic (in shares)		2,477,672	2,477,672	2,477,672	2,477,672
Diluted (in shares)		2,477,672	2,477,672	2,477,672	2,477,672

[1]	Excluding depreciation and amortization.
[2]	Includes related party royalty expense of $564 and $513 for the three months ended September 30, 2024 and 2023, respectively, and $1,805 and $1,963 for the nine months ended September 30, 2024 and 2023, respectively (see Note 12).
[3]	Includes related party rent and general and administrative expense of $1,616 and $349 for the three months ended September 30, 2024 and 2023, respectively, and $4,593 and $1,108 for the nine months ended September 30, 2024 and 2023, respectively (see Note 12).
[4]	Includes related party interest expense of $425 and $442 for the three months ended September 30, 2024 and 2023, respectively, and $1,268 and $1,323 for the nine months ended September 30, 2024 and 2023, respectively (see Note 12).